Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Schedule of Inventories

	December 31,
Description	2020	2019

Maintenance parts and materials	442,161	288,824
Flight attendance and uniforms	9,579	5,768
Provision for loss on inventories	(49,153)	(33,727)
Total net	402,587	260,865

Schedule of Provision losses on inventories
Changes in the provision for losses on inventories:

	December 31,
Description	2020	2019

Balances at the beginning of the year	(33,727)	(15,935)
Additions	(16,438)	(19,815)
Write-offs	1,012	2,023
Balances at the end of the year	(49,153)	(33,727)